Revenue - Contract balances (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue
Deferred revenue-current	$ 1,357,236	$ 6,864,731
Deferred revenue-noncurrent	3,430	3,713
Total	1,360,666	6,868,444
Revenue recognized from deferred revenue balance	$ 6,825,412	$ 11,456,667